Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Changes in the carrying amount of goodwill are as follows:

	December 31,
	2022	2021
Balance, beginning of year	$3,121	$3,397
Impact of foreign exchange changes	(163)	(276)
Balance, end of year	$2,958	$3,121